UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06574

THE LATIN AMERICAN DISCOVERY FUND, INC.
(Exact name of registrant as specified in charter)

522 FIFTH AVENUE NEW YORK, NY		10036
(Address of principal executive offices)		(Zip code)

RANDY TAKIAN 522 FIFTH AVENUE NEW YORK, NY, 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-231-2608

Date of fiscal year end:	12/31

Date of reporting period:	3/31/10

Item 1. Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
COMMON STOCKS (99.2%)
Argentina (0.6%)
Diversified Telecommunication Services
Telecom Argentina S.A. ADR (a)	51,600	$967

Brazil (69.8%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	55,800	5,115

Commercial Banks
Banco Bradesco S.A. ADR	323,100	5,955
Banco Bradesco S.A. (Preference)	52,800	967
Banco Nacional S.A. (Preference) (a)(b)(c)	95,420,000	—
Investimentos Itau S.A. (Preference)	504,128	3,453
Itau Unibanco Holding S.A.	193,001	4,226
Itau Unibanco Holding S.A. (Preference) ADR	345,642	7,600
		22,201
Diversified Financial Services
BM&F Bovespa S.A.	95,100	638

Food Products
BRF - Brasil Foods S.A.	158,751	4,291
Marfrig Alimentos S.A.	130,400	1,480
		5,771
Household Durables
MRV Engenharia e Participacoes S.A.	282,300	1,984
PDG Realty S.A. Empreendimentos e Participacoes	252,740	2,115
		4,099
Information Technology Services
Cielo S.A.	467,800	4,443

Insurance
Amil Participacoes S.A.	154,320	1,198

Media
NET Servicos de Comunicacao S.A. (Preference) (a)	199,967	2,586

Metals & Mining
Gerdau S.A. (Preference)	44,000	717
Metalurgica Gerdau S.A. (Preference)	35,145	713
Usinas Siderurgicas de Minas Gerais S.A.	19,500	687
Usinas Siderurgicas de Minas Gerais S.A. (Preference), Class A	74,103	2,551
Vale S.A. ADR	90,600	2,916
Vale S.A. (Preference), Class A	36,912	1,024
Vale S.A. (Preference) ADR	692,145	19,214
		27,822
Oil, Gas & Consumable Fuels
OGX Petroleo e Gas Participacoes S.A.	300,600	2,813
Petroleo Brasileiro S.A., Class A ADR	335,773	13,956
Petroleo Brasileiro S.A. (Preference)	266,546	5,282
Ultrapar Participacoes S.A. (Preference)	50,400	2,408
		24,459
Real Estate Management & Development
BR Malls Participacoes S.A. (a)	94,700	1,118
Multiplan Empreendimentos Imobiliarios S.A.	42,900	719
		1,837
Road & Rail
Localiza Rent a Car S.A.	55,578	584

Transportation Infrastructure
Cia de Concessoes Rodoviarias	33,100	724

Wireless Telecommunication Services
Tim Participacoes S.A. ADR	35,300	980
Vivo Participacoes S.A. (Preference) ADR	97,800	2,651
		3,631
		105,108
Chile (3.7%)
Airlines
Lan Airlines S.A. ADR	87,651	1,547

Beverages
Cia Cervecerias Unidas S.A.	105,867	791

Chemicals
Sociedad Quimica y Minera de Chile S.A. ADR	19,600	733

Electric Utilities
Enersis S.A. ADR	43,100	861

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad S.A.	545,046	854

Multiline Retail
S.A.C.I. Falbella	136,423	801
		5,587
Mexico (21.5%)
Beverages
Fomento Economico Mexicano S.A.B. de C.V. ADR	114,200	5,428

Commercial Banks
Grupo Financiero Banorte S.A.B. de C.V., Class O	769,099	3,411

Food & Staples Retailing
Wal-Mart de Mexico S.A.B. de C.V.	363,836	1,864

Media
Grupo Televisa S.A. ADR	239,100	5,026
Megacable Holdings S.A.B. de C.V. (a)	386,770	1,004
		6,030

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

		Value
	Shares	(000)
Mexico (cont’d)
Metals & Mining
Grupo Mexico S.A.B. de C.V., Class B	853,600	$2,295

Wireless Telecommunication Services
America Movil S.A.B. de C.V., Class L ADR	266,405	13,411
		32,439
Panama (1.6%)
Airlines
Copa Holdings S.A., Class A	39,103	2,377

Peru (2.0%)
Commercial Banks
Credicorp Ltd.	33,600	2,963

TOTAL COMMON STOCKS
(Cost $96,483)		149,441

SHORT-TERM INVESTMENT (0.6%)
United States (0.6%)
Investment Company
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (d) (Cost $881)	881,169	881
TOTAL INVESTMENTS (99.8%) (Cost $97,364) +		150,322
OTHER ASSETS IN EXCESS OF LIABILITIES (0.2%)		310
NET ASSETS (100%)		$150,632

(a)	Non-income producing security.
(b)	Security has been deemed illiquid at March 31, 2010.
(c)

At March 31, 2010, the Fund held a fair valued security valued at $0, representing less than 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors.

(d)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (the “Liquidity Fund”), an open-end management investment company managed by the Adviser. Investment Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Fund. For the period ended March 31, 2010, advisory fees paid were reduced by less than $500 relating to the Fund’s investments in the Liquidity Fund. For the same period, income distributions earned by the Fund are recorded as dividends from affiliates and totaled less than $500. For the period ended March 31, 2010, the approximate cost of purchases and sales in the Liquidity Fund were $1,995,000 and $3,964,000, respectively.

+

At March 31, 2010, the U.S. Federal income tax cost basis of investments was approximately $97,364,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $52,958,000 of which $53,970,000 related to appreciated securities and $1,012,000 related to depreciated securities.

ADR	American Depositary Receipt

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of March 31, 2010. (See Notes to Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Airlines	$3,924	$—	$—		$3,924
Beverages	11,334	—	—		11,334
Chemicals	733	—	—		733
Commercial Banks	28,575	—	—	**	28,575
Diversified Financial Services	638	—	—		638
Diversified Telecommunication Services	967	—	—		967
Electric Utilities	861	—	—		861
Food & Staples Retailing	1,864	—	—		1,864
Food Products	5,771	—	—		5,771
Household Durables	4,099	—	—		4,099
Independent Power Producers & Energy Traders	854	—	—		854
Information Technology Services	4,443	—	—		4,443
Insurance	1,198	—	—		1,198
Media	8,616	—	—		8,616
Metals & Mining	30,117	—	—		30,117
Multiline Retail	801	—	—		801
Oil, Gas & Consumable Fuels	24,459	—	—		24,459
Real Estate Management & Development	1,837	—	—		1,837
Road & Rail	584	—	—		584
Transportation Infrastructure	724	—	—		724

The Latin American Discovery Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2010 (unaudited)

Fair Value Measurement Information: (cont’d)

Investment Type	Level 1 Quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets: (cont’d)
Common Stocks (cont’d)
Wireless Telecommunication Services	$16,062	$980	$—		$17,042
Total Common Stocks	148,461	980	—	**	149,441
Short-Term Investments
Investment Company	881	—	—		881
Total Assets	149,342	980	—	**	150,322

Total	$149,342	$980	$—	**	$150,322

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Common Stock (000)
Balance as of 12/31/09	$—	**
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Transfers in for Level 3	—
Transfers out of Level 3	—
Balance as of 3/31/10	$—	**
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to assets and liabilities still held at Level 3 at 3/31/10.	$—

** Includes a security which is valued at zero.

Notes to Portfolio of Investments (unaudited)

In accordance with FASB ASC 820 “Fair Value Measurements and Disclosure” (“ASC 820”) (formerly known as SFAS 157), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 —	quoted prices in active markets for identical investments

• Level 2 —	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and asked prices obtained from reputable brokers. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Latin American Discovery Fund, Inc.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Takian
Name:	Randy Takian
Title:	Principal Executive Officer
Date:	May 17, 2010

By:	/s/ Frank Smith
Name:	Frank Smith
Title:	Principal Financial Officer
Date:	May 17, 2010